Note 7 - Treasury Stock	9 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Treasury Stock [Text Block]
Note 7
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Treasury Stock

The following table summarizes treasury stock activity for the nine months ended December 31, 2014 and 2013:

Nine Months Ended	Number of Shares Repurchased	Cost	Weighted Average Purchase Price
December 31, 2014	6	$7	$1.20

December 31, 2013	26	$28	$1.11

The shares were purchased from certain management employees to cover income tax withholdings upon the lapse of restrictions on their restricted stock awards.